Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS:
Other non-current assets	$ 44,869	$ 0
Total	$ 44,869	$ 0